Derivative Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) R$ / Number	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 R / Number	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 USD ($) R / Number	Dec. 31, 2020 ZAR (R) R / Number
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value			$ 32,226			$ 45,438
Financial Instrument, Net Premium Terms	zero-net premium
Maximum length of time hedged in cash flow hedge	1 year
Derivative instruments, Gain loss reclassification from accumulated OCI to income, Estimated net amount to be transferred	$ 32,226
Derivative instruments, Gain loss reclassification from accumulated OCI to income, Estimate of time to transfer	12 months
Derivative Instruments in Hedges, Liabilities, at Fair Value			32,226
Cash flow hedges discontinued during period	$ 0
Zerocost collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			1,745,687			$ 487,702
Zerocost collar [Member] | Eve Holdings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			$ 1,393,512
Zerocost collar [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount		R$ 7,246,263			R 9,077,572		R 1,851,414
Derivative, Average Price Risk Option Strike Price	5.2			5.2		3.7962	3.7962
Zerocost collar [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount		R$ 8,524,671			R 10,693,380		R 2,145,840
Derivative, Average Price Risk Option Strike Price	6.1174			6.1256		4.3999	4.3999